Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Oct. 01, 2016	Jan. 02, 2016
Accounting Policies [Abstract]
Principles of Consolidation

Principles of Consolidation—Consolidated financial statements include the accounts of US Foods and its wholly owned subsidiary, USF, and its subsidiaries. All intercompany transactions have been eliminated in consolidation.

Use of Estimates

Use of Estimates—Consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). This requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. The most critical estimates used in the preparation of the Company’s consolidated financial statements pertain to the valuation of goodwill and other intangible assets, vendor consideration, self-insurance programs, income taxes, and share-based compensation.

Cash and Cash Equivalents		Cash and Cash Equivalents—The Company considers all highly liquid investments purchased with a maturity of three or fewer months to be cash equivalents.
Accounts Receivable

Accounts Receivable—Accounts receivable represent amounts due from customers in the ordinary course of business and are recorded at the invoiced amount and do not bear interest. Receivables are presented net of the allowance for doubtful accounts in the accompanying Consolidated Balance Sheets. The Company evaluates the collectability of its accounts receivable and determines the appropriate allowance for doubtful accounts based on a combination of factors. When we are aware of a customer’s inability to meet its financial obligation, a specific allowance for doubtful accounts is recorded, reducing the receivable to the net amount we reasonably expect to collect. In addition, allowances are recorded for all other receivables based on historic collection trends, write-offs and the aging of receivables. The Company uses specific criteria to determine uncollectible receivables to be written off, including bankruptcy, accounts referred to outside parties for collection, and accounts past due over specified periods.

Vendor Consideration and Receivables

Vendor Consideration and Receivables—The Company participates in various rebate and promotional incentives with its suppliers, primarily through purchase-based programs. Consideration earned under these incentives is estimated during the year, based on purchasing activity, as the Company’s obligations under the programs are fulfilled primarily when products are purchased. Changes in the estimated amount of incentives earned are treated as changes in estimates and are recognized in the period of change.

Vendor consideration is typically deducted from invoices or collected in cash within 30 days of being earned. Vendor receivables represent the uncollected balance of the vendor consideration. Due to the process of primarily deducting the consideration from the amounts due to the vendor, the Company does not experience significant collectability issues. The Company evaluates the collectability of its vendor receivables based on specific vendor information and vendor collection history.

Inventories

Inventories—The Company’s inventories—consisting mainly of food and other foodservice-related products—are considered finished goods. Inventory costs include the purchase price of the product, freight charges to deliver it to the Company’s warehouses, and depreciation and labor-related to processing facilities and equipment, and are net of certain cash or non-cash consideration received from vendors. The Company assesses the need for valuation allowances for slow-moving, excess and obsolete inventories by estimating the net recoverable value of such goods based upon inventory category, inventory age, specifically identified items, and overall economic conditions.

The Company records inventories at the lower of cost or market using the last-in, first-out (“LIFO”) method. The base year values of beginning and ending inventories are determined using the inventory price index computation method. This “links” current costs to original costs in the base year when the Company adopted LIFO. During 2014, inventory quantities were reduced resulting in the liquidation of certain quantities carried at lower costs in prior years. As a result of this LIFO liquidation, cost of sales decreased $7 million in 2014. There were no LIFO inventory liquidations in 2015 and 2013.

At January 2, 2016 and December 27, 2014, the LIFO balance sheet reserves were $134 million and $208 million, respectively. As a result of net changes in LIFO reserves, cost of goods sold decreased $74 million in fiscal year 2015 and increased $60 million and $12 million in fiscal years 2014 and 2013, respectively. The $60 million increase in cost of goods sold in 2014 is net of the $7 million decrease in cost of goods sold resulting from the LIFO liquidation.

Property and Equipment

Property and Equipment—Property and equipment are stated at cost. Depreciation of property and equipment is calculated using the straight-line method over the estimated useful lives of the assets, which range from three to 40 years. Property and equipment under capital leases and leasehold improvements are amortized on a straight-line basis over the shorter of the remaining term of the related lease or the estimated useful lives of the assets.

Routine maintenance and repairs are charged to expense as incurred. Applicable interest charges incurred during the construction of new facilities or development of software for internal use are capitalized as one of the elements of cost and are amortized over the useful life of the respective assets.

Property and equipment held and used by the Company are tested for recoverability whenever events or changes in circumstances indicate that the carrying amount of an asset or asset group may not be recoverable. For purposes of evaluating the recoverability of property and equipment, the Company compares the carrying value of the asset or asset group to the estimated, undiscounted future cash flows expected to be generated by the long-lived asset or asset group. If the future cash flows do not exceed the carrying value, the carrying value is compared to the fair value of such asset. If the carrying value exceeds the fair value, an impairment charge is recorded for the excess.

The Company also assesses the recoverability of its closed facilities actively marketed for sale. If a facility’s carrying value exceeds its fair value, less an estimated cost to sell, an impairment charge is recorded for the excess. Assets held for sale are not depreciated.

Impairments are recorded as a component of Restructuring and tangible asset impairment charges in the Consolidated Statements of Comprehensive Income (Loss), as well as in a reduction of the asset’s carrying value in the Consolidated Balance Sheets.

Goodwill and Other Intangible Assets

Goodwill and Other Intangible Assets—Goodwill and Other intangible assets include the cost of the acquired business in excess of the fair value of the net tangible assets acquired. Other intangible assets include customer relationships, the brand names comprising our portfolio of exclusive brands, and trademarks. As required, we assess Goodwill and intangible assets with indefinite lives for impairment annually, or more frequently if events occur that indicate an asset may be impaired. For goodwill and indefinite-lived intangible assets, our policy is to assess for impairment at the beginning of each fiscal third quarter. For other intangible assets with definite lives, we assess for impairment only if events occur that indicate that the carrying amount of an asset may not be recoverable. All Goodwill is assigned to the consolidated Company as the reporting unit.

Self-Insurance Programs

Self-Insurance Programs—The Company accrues estimated liability amounts for claims covering general, fleet, and workers’ compensation. The amounts in excess of certain levels, which range from $1-3 million per occurrence, are insured as a risk reduction strategy, to mitigate catastrophic losses. We are fully insured for group medical claims not covered under collective bargaining agreements. The Company accrues its estimated liability for the self-insured medical insurance program, including an estimate for incurred but not reported claims, based on known claims and past claims history. The amounts accrued are discounted, except for self-insured medical liabilities, as the amount and timing of cash payments related to those accruals are reliably determinable given the nature of benefits and the level of historical claim volume to support the actuarial assumptions and judgments used to derive the expected loss payment pattern. Substantially all of the discounting pertains to workers’ compensation as it makes up approximately 80% of the total liability as of January 2, 2016. The amounts accrued are discounted using an interest rate that approximates the US. Treasury rate consistent with the duration of the liabilities. However, the inherent uncertainty of future loss projections could cause actual claims to differ from our estimates. These accruals are included in Accrued expenses and Other long-term liabilities in the Consolidated Balance Sheets.

Share-Based Compensation

Share-Based Compensation—Certain employees participate in the 2007 Stock Incentive Plan for Key Employees of USF Holding Corp. and its Affiliates, as amended (“Stock Incentive Plan”), which allows purchases of US Foods shares of common stock, grants of restricted stock and restricted stock units of US Foods, and grants of options exercisable in US Foods common stock. The Company measures compensation expense for stock-based option awards at fair value at the date of grant, and it recognizes compensation expense over the service period for stock-based awards expected to vest. US Foods contributes shares to its subsidiary, USF, for employee purchases and upon exercise of options or grants of restricted stock and restricted stock units. To determine the fair value of awards at the date of grant, the Company computes a common stock fair value at the end of each fiscal quarter and uses the calculated common stock fair value for all grants in the subsequent quarter.

Common Stock

Common Stock—Common stock is held primarily by our Sponsors and also members of management and key employees. Total common shares issued and outstanding were 169,025,288 and 169,420,846 at January 2, 2016 and December 27, 2014, respectively.

Redeemable Common Stock

Redeemable Common Stock—Redeemable common stock is a security with redemption features that are outside the control of the issuer, is not classified as an asset or liability in conformity with GAAP, and is not mandatorily redeemable. In contrast to common stock owned by the Sponsors, common stock owned by management and certain key employees give the holder, via the management stockholder’s agreement, the right to require the Company to repurchase all of his or her restricted common stock in the event of a termination of employment due to death or disability. If an employee terminates for any reason other than death or disability, the contingent put option is cancelled. Since this redemption feature, or put option, is outside of the control of the Company, the value of the shares is shown outside of permanent equity as Redeemable common stock. In addition to the value of the common stock held, stock-based awards with similar underlying common stock are also recorded in Redeemable common stock. Redeemable common stock includes values for common stock issuances to key employees, vested restricted shares, vested restricted stock units and vested stock option awards. Until the redemption feature becomes probable, the amount shown in redeemable common stock is the intrinsic value of the applicable common stock at issuance and the intrinsic value of stock-based awards at grant date. Because the Company grants stock option awards at fair value, the intrinsic value related to vested stock option awards is zero. Once it is probable that the put becomes exercisable, if the intrinsic value is different than the current redemption value, the amount shown in Redeemable common stock is adjusted to the current redemption value through a reclassification from/to additional paid-in capital. As of the balance sheet dates presented, there is no value from vested stock option awards recorded in Redeemable common stock since the intrinsic value at the date of grant was zero and redemption is not probable.

Management Loans

Management Loans—Under the management stockholder’s agreement, employees can finance common stock purchases with full recourse notes due to the Company. The balance of these notes is recorded as a reduction to Redeemable common stock. Generally, the notes are short-term in nature and are paid back in cash; however, certain employees have repaid balances due on their notes by selling back common stock to the Company. At January 2, 2016 and December 27, 2014, there were no outstanding management loans.

Business Acquisitions

Business Acquisitions—The Company accounts for business acquisitions under the acquisition method, in which assets acquired and liabilities assumed are recorded at fair value as of the acquisition date. The operating results of the acquired companies are included in the Company’s consolidated financial statements from the date of acquisition.

Revenue Recognition

Revenue Recognition—The Company recognizes revenue from the sale of product when title and risk of loss passes and the customer accepts the goods, which generally occurs at delivery. The Company grants certain customers sales incentives—such as rebates or discounts—and treats these as a reduction of sales at the time the sale is recognized. Sales taxes invoiced to customers and remitted to governmental authorities are excluded from Net sales.

Cost of Goods Sold

Cost of Goods Sold—Cost of goods sold includes amounts paid to vendors for products sold—net of vendor consideration and the cost of transportation necessary to bring the products to the Company’s distribution facilities. Depreciation related to processing facilities and equipment is presented in cost of goods sold. Because the majority of the Inventories are finished goods, depreciation related to warehouse facilities and equipment is presented in Distribution, selling and administrative costs. See Inventories section above for discussion of LIFO impact on Cost of goods sold.

Shipping and Handling Costs

Shipping and Handling Costs—Shipping and handling costs—which include costs related to the selection of products and their delivery to customers—are presented in Distribution, selling and administrative costs. Shipping and handling costs were $1.5 billion for each of the 2015, 2014 and 2013 fiscal years.

Income Taxes

Income Taxes—The Company accounts for income taxes under the asset and liability method. This requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the consolidated financial statements. Under this method, deferred tax assets and liabilities are determined based on the differences between the consolidated financial statements and tax basis of assets and liabilities, using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income during the period that includes the enactment date. Net deferred tax assets are recorded to the extent the Company believes these assets will more likely than not be realized.

An uncertain tax position is recognized when it is more likely than not that the position will be sustained upon examination, including resolutions of any related appeals or litigation processes, based on the technical merits. Uncertain tax positions are recorded at the largest amount that is more likely than not to be sustained. The Company adjusts the amounts recorded for uncertain tax positions when its judgment changes, as a result of evaluating new information not previously available. These differences are reflected as increases or decreases to income tax expense in the period in which they are determined.

Derivative Financial Instruments

Derivative Financial Instruments—The Company has used interest rate swap agreements in the past to manage its exposure to interest rate movements on its variable-rate term loan obligation. It is not currently party to any interest rate swap agreements.

In the normal course of business, the Company enters into forward purchase agreements to procure fuel, electricity and product commodities related to its business. These agreements often meet the definition of a derivative. However, the Company does not measure its forward purchase commitments at fair value as the amounts under contract meet the physical delivery criteria in the normal purchase exception under GAAP guidance.

Concentration Risks

Concentration Risks—Financial instruments that subject the Company to concentrations of credit risk consist primarily of cash equivalents and accounts receivable. The Company’s cash equivalents are invested primarily in money market funds at major financial institutions. Credit risk related to accounts receivable is dispersed across a larger number of customers located throughout the United States. The Company attempts to reduce credit risk through initial and ongoing credit evaluations of its customers’ financial condition. There were no receivables from any one customer representing more than 5% of our consolidated gross accounts receivable at January 2, 2016 and December 27, 2014.

Recent Accounting Pronouncements

In August 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payment, which addresses the classification and presentation of certain cash receipts and cash payments in the statement of cash flows, with the objective of reducing the existing diversity in practice. This guidance is effective for fiscal years—and interim periods within those fiscal years—beginning after December 15, 2017, with early adoption permitted. The Company is currently reviewing the provisions of the new standard.

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which introduces a forward-looking approach, based on expected losses, to estimate credit losses on certain types of financial instruments, including trade receivables. The estimate of expected credit losses will require entities to incorporate considerations of historical information, current information and reasonable and supportable forecasts. This ASU also expands the disclosure requirements to enable users of financial statements to understand the entity’s assumptions, models and methods for estimating expected credit losses. This guidance is effective for fiscal years—and interim periods within those fiscal years—beginning after December 15, 2018, with early adoption permitted. The Company is currently reviewing the provisions of the new standard.

In March 2016, the FASB issued ASU No. 2016-09, Compensation—Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting, which is intended to simplify several aspects of the accounting for share-based payment transactions, including the income tax consequences, classification of awards as either equity or liabilities, and classification on the statement of cash flows. This guidance is effective for fiscal years—and interim periods within those fiscal years—beginning after December 15, 2016, with early adoption permitted. The Company’s adoption of this ASU in the fiscal second quarter of 2016 did not materially affect its financial position, results of operations or cash flows.

In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842), which supersedes Accounting Standards Codification (“ASC”) 840, Leases. This ASU, based on the principle that entities should recognize assets and liabilities arising from leases, does not significantly change the lessees’ recognition, measurement and presentation of expenses and cash flows from the previous accounting standard. Leases are classified as finance or operating. The ASU’s primary change is the requirement for entities to recognize a lease liability for payments and a right of use asset representing the right to use the leased asset during the term of operating lease arrangements. Lessees are permitted to make an accounting policy election to not recognize the asset and liability for leases with a term of twelve months or less. Lessors’ accounting is largely unchanged from the previous accounting standard. In addition, the ASU expands the disclosure requirements of lease arrangements. Lessees and lessors will use a modified retrospective transition approach, which includes a number of practical expedients. This guidance is effective for fiscal years—and interim periods within those fiscal years—beginning after December 15, 2018, with early adoption permitted. The Company is currently reviewing the provisions of the new standard.

In May 2014, the FASB issued ASU No. 2014-09 Revenue from Contracts with Customers, which will be introduced into the FASB’s ASC as Topic 606. Topic 606 replaces Topic 605, the previous revenue recognition guidance. The new standard’s core principle is for companies to recognize revenue to depict the transfer of goods or services to customers in amounts that reflect the consideration (that is, payment) to which the Company expects to be entitled in exchange for those goods or services. The new standard also will result in enhanced disclosures about revenue, provide guidance for transactions that were not previously addressed comprehensively (for example, service revenue and contract modifications) and improve guidance for multiple-element arrangements. The new standard will be effective for the Company in the first quarter of fiscal 2018, with early adoption permitted in the first quarter of fiscal 2017. The new standard permits two implementation approaches, one requiring full retrospective application of the new standard with restatement of prior years, and one requiring modified retrospective application of the new standard with disclosure of results under old standards. The Company is currently evaluating the impact of this ASU and has not yet selected an implementation approach.

In February 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2016-2, Leases (Topic 842), which supersedes ASC 840, Leases. This ASU, based on the principle that entities should recognize assets and liabilities arising from leases, does not significantly change the lessees’ recognition, measurement and presentation of expenses and cash flows from the previous accounting standard. Leases are classified as finance or operating. The ASU’s primary change is the requirement for entities to recognize a lease liability for payments and a right of use asset representing the right to use the leased asset during the term of operating lease arrangements. Lessees are permitted to make an accounting policy election to not recognize the asset and liability for leases with a term of twelve months or less. Lessors’ accounting is largely unchanged from the previous accounting standard. In addition, the ASU expands the disclosure requirements of lease arrangements. Lessees and lessors will use a modified retrospective transition approach, which includes a number of practical expedients. This guidance is effective for fiscal years—and interim periods within those fiscal years—beginning after December 15, 2018, with early adoption permitted. The Company is currently reviewing the provisions of the new standard.

In November 2015, the FASB issued ASU No. 2015-17, Income Taxes (Topic 740): Balance Sheet Classification of Deferred Taxes. This ASU requires that deferred income tax liabilities and assets be classified as noncurrent in a classified statement of financial position. This guidance is effective for fiscal years—and interim periods within those fiscal years—beginning after December 15, 2016, with early adoption permitted on either prospectively to all deferred tax liabilities and assets or retrospectively to all periods presented. The prospective adoption of this guidance in the fiscal fourth quarter of 2015 did not materially affect the Company’s financial position, results of operations or cash flows. Prior periods were not retrospectively adjusted.

In September 2015, the FASB issued ASU No. 2015-16, Business Combinations (Topic 805), Simplifying the Accounting for Measurement-Period Adjustment. This ASU eliminates the requirement to restate prior period financial statements for measurement period adjustments for business combinations. The new guidance requires that the cumulative impact of a measurement period adjustment (including the impact on prior periods) be recognized in the reporting period in which the adjustment is identified. This guidance is effective for fiscal years—and interim periods within those fiscal years—beginning after December 15, 2015. The amendments should be applied prospectively to adjustments to provisional amounts that occur after the effective date with earlier adoption permitted for financial statements that have not been issued. The Company does not expect the adoption of this guidance in fiscal year 2016 to materially affect its financial position, results of operations or cash flows.

In May 2015, the FASB issued ASU No. 2015-07, Fair Value Measurement (Topic 820): Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). The amendments in this ASU remove the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value per share practical expedient. This guidance is effective for fiscal years—and interim periods within those fiscal years—beginning after December 15, 2015, with early adoption permitted. The amendments should be applied retrospectively. The retrospective adoption of this guidance for disclosures relating to the Company’s pension plan assets in the fiscal fourth quarter of 2015 did not affect the Company’s financial position, results of operations or cash flows.

In April 2015, the FASB issued ASU No. 2015-04, Compensation—Retirement Benefits (Topic 715): Practical Expedient for the Measurement Date of an Employer’s Defined Benefit Obligation and Plan Assets. This ASU gives an employer whose fiscal year-end does not coincide with a calendar month-end—e.g., an entity that has a 52-week or 53-week fiscal year—the ability, as a practical expedient, to measure defined benefit retirement obligations and related plan assets as of the month-end that is closest to its fiscal year-end. This guidance is effective for fiscal years—and interim periods within those fiscal years—beginning after December 15, 2015, with early adoption permitted. The adoption of this guidance in connection with the remeasurement and curtailment accounting in the fiscal third quarter of 2015 did not materially affect the Company’s financial position, results of operations or cash flows.

In April 2015, the FASB issued ASU No. 2015-03, Interest—Imputation of Interest (Subtopic 835-30): Simplifying the Presentation of Debt Issuance Costs. The amendments in this ASU require that debt issuance costs related to a recognized debt liability be presented in the balance sheet as a direct deduction from the carrying amount of that debt liability, consistent with debt discounts. The recognition and measurement guidance for debt issuance costs are not affected by the amendments in this ASU. This guidance is effective for fiscal years—and interim periods within those fiscal years—beginning after December 15, 2015, with early adoption permitted. As a result of the retrospective adoption of this guidance in the fiscal fourth quarter of 2015, deferred financing costs of $25 million and $35 million at January 2, 2016 and December 27, 2014, respectively, are netted against the carrying values of certain debt obligations. Additionally, in accordance with ASU No. 2015-15, Interest—Imputation of Interest (Subtopic 835-30): Presentation and Subsequent Measurement of Debt Issuance Costs Associated with Line-of-Credit Arrangements, issued in August 2015, the Company will continue to present debt issuance costs related to its line-of-credit arrangements as an asset and amortize them ratably over the term of the related facilities.

In August 2014, the FASB issued ASU No. 2014-15, Disclosure of Uncertainties About an Entity’s Ability to Continue as a Going Concern. This ASU provides guidance on determining when and how to disclose going-concern uncertainties in the financial statements. The new standard requires management to perform interim and annual assessments of an entity’s ability to continue as a going concern within one year of the date the financial statements are issued. An entity must provide certain disclosures if conditions or events raise substantial doubt about the entity’s ability to continue as a going concern. This guidance is effective for fiscal years—and interim periods within those fiscal years—beginning after December 15, 2016, with early adoption permitted. The Company is currently reviewing the provisions of the new standard.

In May 2014, the FASB issued ASU No. 2014-09 Revenue from Contracts with Customers, which will be introduced into the FASB’s Accounting Standards Codification as Topic 606. Topic 606 replaces Topic 605, the previous revenue recognition guidance. The new standard core principle is for companies to recognize revenue to depict the transfer of goods or services to customers in amounts that reflect the consideration—that is, payment—to which the company expects to be entitled in exchange for those goods or services. The new standard also will result in enhanced disclosures about revenue, provide guidance for transactions that were not previously addressed comprehensively (for example, service revenue and contract modifications) and improve guidance for multiple-element arrangements. The new standard will be effective for the Company in the fiscal first quarter of 2018, with early adoption permitted in the fiscal first quarter of 2017. The new standard permits two implementation approaches, one requiring retrospective application of the new standard with restatement of prior years, and one requiring prospective application of the new standard with disclosure of results under old standards. The Company is currently evaluating the impact of this ASU and has not yet selected an implementation approach.